UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22971

Nuveen NASDAQ 100 Dynamic Overwrite Fund
(Exact name of registrant as specified in charter)
Nuveen Investments 333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX) March 31, 2015

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 101.5%
	COMMON STOCKS – 96.3%
	Aerospace & Defense – 1.0%
14,654	Boeing Company	$ 2,199,272
14,106	Honeywell International Inc.	1,471,397
2,019	Precision Castparts Corporation	423,990
24,142	United Technologies Corporation	2,829,442
	Total Aerospace & Defense	6,924,101
	Air Freight & Logistics – 0.5%
2,768	FedEx Corporation	457,966
31,059	United Parcel Service, Inc., Class B, (2)	3,010,859
	Total Air Freight & Logistics	3,468,825
	Airlines – 0.3%
12,008	Delta Air Lines, Inc.	539,880
6,915	Ryanair Holdings PLC	461,715
26,363	Southwest Airlines Co.	1,167,881
	Total Airlines	2,169,476
	Auto Components – 0.2%
10,102	American Axle and Manufacturing Holdings Inc.	260,935
21,986	Gentex Corporation	402,344
4,227	Lear Corporation	468,436
	Total Auto Components	1,131,715
	Automobiles – 0.2%
49,165	Ford Motor Company	793,523
14,597	Harley-Davidson, Inc.	886,622
	Total Automobiles	1,680,145
	Banks – 1.1%
149,582	Bank of America Corporation	2,302,067
34,216	Citigroup Inc.	1,762,808
36,006	JPMorgan Chase & Co.	2,181,243
33,171	U.S. Bancorp	1,448,578
	Total Banks	7,694,696
	Beverages – 0.9%
4,447	Brown-Forman Corporation	401,786
36,625	Coca-Cola Company	1,485,144
15,729	Monster Beverage Corporation, (3)	2,176,815
24,602	PepsiCo, Inc.	2,352,443
	Total Beverages	6,416,188
	Biotechnology – 10.3%
10,000	Agios Pharmaceutical Inc., (3)	943,000
4,121	Alkermes PLC, (3)	251,257
100,000	Amgen Inc., (2)	15,985,000
11,732	BioMarin Pharmaceutical Inc., (3)	1,462,042
167,710	Celgene Corporation, (2), (3)	19,333,609
232,139	Gilead Sciences, Inc., (2)	22,779,800
6,049	Immunogen, Inc., (3)	54,139
9,571	Incyte Pharmaceuticals Inc., (3)	877,278
10,136	ISIS Pharmaceuticals, Inc., (3)	645,359
12,904	Myriad Genetics Inc., (3)	456,802
15,000	Regeneron Pharmaceuticals, Inc., (3)	6,772,200
12,177	Seattle Genetics, Inc., (3)	430,457
6,117	United Therapeutics Corporation, (3)	1,054,785
30,000	Vertex Pharmaceuticals Inc., (2), (3)	3,539,100
	Total Biotechnology	74,584,828
	Capital Markets – 0.8%
28,551	Bank New York Mellon	1,148,892
62,652	Charles Schwab Corporation	1,907,127
1,581	Goldman Sachs Group, Inc.	297,181
24,475	Morgan Stanley	873,513
11,627	SEI Investments Company	512,634
5,883	T. Rowe Price Group Inc.	476,405
13,816	Waddell & Reed Financial, Inc., Class A	684,445
	Total Capital Markets	5,900,197
	Chemicals – 0.8%
2,138	Air Products & Chemicals Inc.	323,437
973	CF Industries Holdings, Inc.	276,021
18,504	Dow Chemical Company	887,822
22,041	E.I. Du Pont de Nemours and Company	1,575,270
5,970	Ecolab Inc.	682,849
7,810	Methanex Corporation	418,382
10,514	Monsanto Company	1,183,246
3,448	Praxair, Inc.	416,312
	Total Chemicals	5,763,339
	Commercial Services & Supplies – 0.3%
3,842	Cintas Corporation	313,622
5,162	Copart Inc., (3)	193,936
7,605	KAR Auction Services Inc.	288,458
15,000	Tetra Tech, Inc.	360,300
4,788	Waste Connections Inc.	230,494
9,417	Waste Management, Inc.	510,684
	Total Commercial Services & Supplies	1,897,494
	Communications Equipment – 5.9%
845,311	Cisco Systems, Inc., (2)	23,267,185
21,858	Ericsson	274,318
273,466	QUALCOMM, Inc., (2)	18,962,132
	Total Communications Equipment	42,503,635
	Consumer Finance – 0.3%
8,310	American Express Company	649,177
6,671	Capital One Financial Corporation	525,808
27,215	Navient Corporation	553,281
27,215	SLM Corporation	252,555
	Total Consumer Finance	1,980,821
	Containers & Packaging – 0.2%
17,353	Packaging Corp. of America	1,356,831
4,824	Sonoco Products Company	219,299
	Total Containers & Packaging	1,576,130
	Distributors – 0.2%
3,449	Genuine Parts Company	321,412
40,470	LKQ Corporation, (3)	1,034,413
	Total Distributors	1,355,825
	Diversified Consumer Services – 0.1%
21,475	Service Corporation International	559,424
	Diversified Financial Services – 0.4%
3,641	Berkshire Hathaway Inc., Class B, (3)	525,469
14,599	CME Group, Inc.	1,382,671
9,902	Moody’s Corporation	1,027,828
	Total Diversified Financial Services	2,935,968
	Diversified Telecommunication Services – 0.5%
70,100	Verizon Communications Inc.	3,408,963
	Electric Utilities – 0.4%
48,358	Great Plains Energy Incorporated	1,290,191
10,842	OGE Energy Corp.	342,716
25,922	Pinnacle West Capital Corporation	1,652,528
	Total Electric Utilities	3,285,435
	Electrical Equipment – 0.6%
23,934	Eaton PLC	1,626,076
11,265	Emerson Electric Company	637,824
8,327	Hubbell Incorporated, Class B	912,806
9,416	Rockwell Automation, Inc.	1,092,162
	Total Electrical Equipment	4,268,868
	Electronic Equipment, Instruments & Components – 0.4%
12,148	Amphenol Corporation, Class A	715,882
3,675	Arrow Electronics, Inc., (3)	224,726
5,960	Avnet Inc.	265,220
30,310	Corning Incorporated	687,431
7,692	Keysight Technologies, Inc., (3)	285,758
13,756	National Instruments Corporation	440,742
	Total Electronic Equipment, Instruments & Components	2,619,759
	Energy Equipment & Services – 0.3%
20,122	Cooper Cameron Corporation, (3)	907,905
7,838	Diamond Offshore Drilling, Inc.	209,980
15,853	Schlumberger Limited	1,322,774
	Total Energy Equipment & Services	2,440,659
	Food & Staples Retailing – 1.2%
2,453	Casey’s General Stores, Inc.	221,015
29,337	CVS Caremark Corporation	3,027,872
27,808	Kroger Co.	2,131,761
23,214	Walgreens Boots Alliance Inc.	1,965,762
19,233	Wal-Mart Stores, Inc.	1,581,914
	Total Food & Staples Retailing	8,928,324
	Food Products – 0.1%
10,080	Archer-Daniels-Midland Company	477,792
10,000	Tyson Foods, Inc., Class A	383,000
	Total Food Products	860,792
	Gas Utilities – 0.1%
18,047	AGL Resources Inc.	896,034
	Health Care Equipment & Supplies – 0.8%
31,753	Abbott Laboratories	1,471,116
9,126	Baxter International, Inc.	625,131
3,650	Becton, Dickinson and Company, (2)	524,104
1,655	C. R. Bard, Inc.	276,964
12,334	Hill-Rom Holdings Inc.	604,366
12,792	Saint Jude Medical Inc.	836,597
3,714	Stryker Corporation	342,617
11,178	Zimmer Holdings, Inc.	1,313,639
	Total Health Care Equipment & Supplies	5,994,534
	Health Care Providers & Services – 2.8%
7,890	AmerisourceBergen Corporation	896,856
7,690	Anthem Inc.	1,187,413
13,759	Brookdale Senior Living Inc., (3)	519,540
20,971	Cardinal Health, Inc.	1,893,052
115,949	Express Scripts, Holding Company, (2), (3)	10,060,895
7,293	McKesson HBOC Inc., (2)	1,649,677
11,450	Omnicare, Inc.	882,337
12,175	Tenet Healthcare Corporation, (3)	602,784
14,614	UnitedHealth Group Incorporated	1,728,690
7,946	Universal Health Services, Inc., Class B	935,324
	Total Health Care Providers & Services	20,356,568
	Health Care Technology – 0.0%
13,136	Quality Systems Inc.	209,913
	Hotels, Restaurants & Leisure – 1.0%
20,714	Carnival Corporation	990,958
17,543	International Game Technology	305,424
22,319	McDonald’s Corporation	2,174,763
1,773	Panera Bread Company, (3)	283,671
1,769	Restaurant Brands International Inc.	67,947
12,224	Starwood Hotels & Resorts Worldwide, Inc.	1,020,704
84,855	The Wendy’s Company	924,920
13,593	Wynn Resorts Ltd, (2)	1,711,087
	Total Hotels, Restaurants & Leisure	7,479,474
	Household Durables – 0.5%
41,536	KB Home	648,792
36,936	Newell Rubbermaid Inc.	1,443,090
7,376	Whirlpool Corporation	1,490,395
	Total Household Durables	3,582,277
	Industrial Conglomerates – 0.7%
8,803	3M Co.	1,452,055
16,011	Danaher Corporation	1,359,334
82,528	General Electric Company	2,047,520
	Total Industrial Conglomerates	4,858,909
	Insurance – 0.7%
12,439	American International Group, Inc.	681,533
5,268	CNA Financial Corporation	218,253
29,248	FNF Group	1,075,156
24,192	Marsh & McLennan Companies, Inc.	1,356,929
9,224	Prudential Financial, Inc.	740,779
9,130	Travelers Companies, Inc.	987,227
	Total Insurance	5,059,877
	Internet & Catalog Retail – 5.6%
75,621	Amazon.com, Inc., (2), (3)	28,138,574
11,995	HSN, Inc.	818,419
9,963	Priceline Group, Inc. (The), (3)	11,598,426
	Total Internet & Catalog Retail	40,555,419
	Internet Software & Services – 13.4%
19,016	Akamai Technologies, Inc., (3)	1,350,992
45,473	Baidu Inc., ADR, (2), (3)	9,476,573
220,000	eBay Inc., (2), (3)	12,689,600
180,000	Facebook Inc., Class A Shares, (3)	14,798,700
44,044	Google Inc., Class A, (2), (3)	24,431,207
52,000	Google Inc., Class C, (2), (3)	28,496,000
17,621	IAC/InterActiveCorp.	1,188,889
4,807	J2 Global Inc.	315,724
7,516	Netease.com, Inc.	791,435
5,270	WebMD Health Corporation, Class A, (3)	231,010
71,023	Yahoo! Inc., (3)	3,155,907
	Total Internet Software & Services	96,926,037
	IT Services – 1.8%
479	Alliance Data Systems Corporation, (3)	141,904
10,704	Computer Sciences Corporation	698,757
12,966	Fidelity National Information Services	882,466
19,208	Genpact Limited, (3)	446,586
8,158	Global Payments Inc.	747,925
19,648	Henry Jack and Associates Inc.	1,373,199
14,724	Infosys Technologies Limited	516,518
15,639	International Business Machines Corporation (IBM)	2,510,058
5,008	Leidos Holdings Inc.	210,136
14,732	MasterCard, Inc.	1,272,697
31,483	Paychex, Inc.	1,562,029
8,580	Total System Services Inc.	327,327
30,872	Visa Inc.	2,019,338
	Total IT Services	12,708,940
	Life Sciences Tools & Services – 0.6%
15,384	Agilent Technologies, Inc.	639,205
20,567	Bio-Techne Corporation	2,062,664
4,788	Charles River Laboratories International, Inc., (3)	379,641
14,460	ICON plc, (3)	1,019,864
	Total Life Sciences Tools & Services	4,101,374
	Machinery – 0.6%
9,726	Caterpillar Inc.	778,372
6,217	Deere & Company	545,169
19,465	Graco Inc.	1,404,594
7,181	Makita Corporation, (4)	374,022
3,641	Nordson Corporation	285,236
11,888	SPX Corporation	1,009,291
2,114	WABCO Holdings Inc.	259,768
	Total Machinery	4,656,452
	Media – 4.8%
19,288	CBS Corporation, Class B	1,169,431
300,000	Comcast Corporation, Class A, (2)	16,941,000
14,000	Discovery Communications Inc., Class A Shares, (3)	430,640
14,000	Discovery Communications Inc., Class C Shares, (3)	412,650
51,332	News Corporation, Class A Shares, (3)	821,825
12,888	News Corporation, Class B Shares, (3)	204,533
20,124	Omnicom Group, Inc.	1,569,270
5,242	Time Warner Cable, Class A	785,671
21,163	Time Warner Inc.	1,787,004
205,331	Twenty First Century Fox Inc., Class A Shares	6,948,398
30,876	Walt Disney Company (The)	3,238,584
6,836	WPP Group PLC	777,732
	Total Media	35,086,738
	Multiline Retail – 0.3%
10,865	Family Dollar Stores, Inc.	860,943
4,511	Kohl’s Corporation	352,986
10,757	Macy’s, Inc.	698,237
2,818	Nordstrom, Inc.	226,342
	Total Multiline Retail	2,138,508
	Multi-Utilities – 0.1%
6,538	Integrys Energy Group, Inc.	470,867
	Oil, Gas & Consumable Fuels – 0.6%
9,342	Cabot Oil & Gas Corporation	275,869
30,285	ConocoPhillips	1,885,544
6,095	Occidental Petroleum Corporation	444,935
22,649	Phillips 66	1,780,211
	Total Oil, Gas & Consumable Fuels	4,386,559
	Paper & Forest Products – 0.1%
10,899	International Paper Company	604,786
	Pharmaceuticals – 2.2%
34,891	AbbVie Inc.	2,042,516
14,808	Actavis PLC, (3)	4,407,157
34,884	Bristol-Myers Squibb Company, (2)	2,250,018
6,117	Eli Lilly and Company	444,400
8,946	Endo International PLC, (3)	802,456
36,144	Merck & Company Inc.	2,077,557
73,196	Pfizer Inc.	2,546,489
6,009	Shire plc, ADR	1,437,894
	Total Pharmaceuticals	16,008,487
	Professional Services – 0.6%
6,314	Equifax Inc.	587,202
2,798	IHS Inc., (3)	318,300
11,461	Manpower Inc.	987,365
19,598	Robert Half International Inc.	1,186,071
15,000	Verisk Analytics Inc, Class A Shares, (3)	1,071,000
	Total Professional Services	4,149,938
	Real Estate Investment Trust – 0.5%
18,413	Apartment Investment & Management Company, Class A	724,736
9,319	Crown Castle International Corporation	769,190
28,958	CubeSmart	699,336
17,523	Senior Housing Properties Trust	388,835
12,035	Ventas Inc.	878,796
	Total Real Estate Investment Trust	3,460,893
	Road & Rail – 0.3%
23,916	CSX Corporation	792,098
19,779	Heartland Express, Inc.	469,949
4,374	J.B. Hunt Transports Services Inc.	373,518
9,051	Landstar System	600,081
8,819	Werner Enterprises, Inc.	277,005
	Total Road & Rail	2,512,651
	Semiconductors & Semiconductor Equipment – 6.0%
40,773	Altera Corporation	1,749,569
33,698	Analog Devices, Inc., (2)	2,122,974
47,386	Atmel Corporation	389,987
28,948	Fairchild Semiconductor International Inc., Class A, (3)	526,275
17,789	Integrated Device Technology, Inc., (3)	356,136
776,244	Intel Corporation, (2)	24,273,150
14,136	Intersil Corporation, Class A	202,428
13,210	Lam Research Corporation	927,804
45,919	Linear Technology Corporation	2,149,009
156,609	Micron Technology, Inc., (2), (3)	4,248,802
8,107	Microsemi Corporation, (3)	286,988
69,107	NVIDIA Corporation	1,446,064
21,000	NXP Semiconductors NV, (3)	2,107,560
27,886	ON Semiconductor Corporation, (3)	337,699
5,933	Power Integrations Inc.	308,991
10,146	Silicon Laboratories Inc., (3)	515,112
44,749	Siliconware Precision Industries Company Limited	366,047
8,537	Skyworks Solutions Inc.	839,102
10,000	SunEdison Inc., (3)	240,000
2,774	Taiwan Semiconductor Manufacturing Company Limited	65,134
7,657	Tessera Technologies Inc.	308,424
	Total Semiconductors & Semiconductor Equipment	43,767,255
	Software – 7.8%
61,118	Activision Blizzard Inc.	1,388,907
5,000	Advent Software Inc.	220,550
7,378	Ansys Inc., (3)	650,666
27,073	Autodesk, Inc., (3)	1,587,561
51,724	Cadence Design Systems, Inc., (3)	953,791
11,986	CDK Global Inc.	560,465
1,140,000	Microsoft Corporation, (2)	46,346,700
1,584	Microstrategy Inc., (3)	267,997
11,112	Open Text Corporation	587,714
49,954	Oracle Corporation	2,155,513
12,402	Parametric Technology Corporation, (3)	448,580
5,477	Red Hat, Inc., (3)	414,883
1,000	Salesforce.com, Inc., (3)	66,810
25,778	Synopsys Inc., (2), (3)	1,194,037
	Total Software	56,844,174
	Specialty Retail – 2.0%
4,472	Advance Auto Parts, Inc.	669,414
18,980	Ascena Retail Group Inc., (3)	275,400
1,202	AutoZone, Inc., (3)	819,956
4,581	CarMax, Inc., (3)	316,135
3,340	Dick’s Sporting Goods Inc.	190,347
24,643	Gap, Inc.	1,067,781
26,305	Home Depot, Inc.	2,988,511
16,432	L Brands Inc.	1,549,373
9,254	Rent-A-Center Inc.	253,930
5,585	Signet Jewelers Limited	775,142
5,134	Tiffany & Co.	451,843
24,566	TJX Companies, Inc.	1,720,848
20,000	Tractor Supply Company	1,701,200
2,515	Ulta Salon, Cosmetics & Fragrance, Inc., (3)	379,388
17,756	Urban Outfitters, Inc., (3)	810,561
2,384	Williams-Sonoma Inc.	190,029
	Total Specialty Retail	14,159,858
	Technology Hardware, Storage & Peripherals – 14.7%
830,000	Apple, Inc., (2)	103,276,900
36,925	EMC Corporation	943,803
19,045	Hewlett-Packard Company	593,442
24,822	SanDisk Corporation	1,579,176
	Total Technology Hardware, Storage & Peripherals	106,393,321
	Textiles, Apparel & Luxury Goods – 0.1%
13,384	Coach, Inc.	554,499
2,496	PVH Corporation	265,974
	Total Textiles, Apparel & Luxury Goods	820,473
	Tobacco – 0.3%
20,575	Altria Group, Inc.	1,029,162
18,760	Philip Morris International	1,413,191
	Total Tobacco	2,442,353
	Trading Companies & Distributors – 0.0%
4,640	MSC Industrial Direct Inc., Class A	335,008
	Wireless Telecommunication Services – 0.3%
12,000	SBA Communications Corporation, (3)	1,405,200
19,244	Telephone and Data Systems Inc.	479,176
13,012	United States Cellular Corporation, (3)	464,789
	Total Wireless Telecommunication Services	2,349,165
	Total Common Stocks (cost $319,349,311)	697,672,449

Shares	Description (1), (5)	Value
	EXCHANGE-TRADED FUNDS – 5.2%
240,000	PowerShares QQQ Trust, Series 1, (2)	$ 25,344,000
60,000	SPDR® S&P 500® ETF, (2)	12,385,800
	Total Exchange-Traded Funds (cost $37,494,525)	37,729,800
	Total Investments (cost $356,843,836) – 101.5%	735,402,249
	Other Assets Less Liabilities – (1.5)% (6)	(10,710,272)
	Net Assets – 100%	$ 724,691,977

Investments in Derivatives as of March 31, 2015

Options Purchased outstanding:

	Number of		Notional	Expiration	Strike
Option Type	Contracts	Description	Amount (7)	Date	Price	Value
Call	100	SunEdison Inc.	$ 235,000	4/17/15	$ 23.5	$ 11,200
Call	100	Tyson Foods Inc.	380,000	4/17/15	38.0	10,250
	200	Total Options Purchased (premiums paid $25,708)	$ 615,000			$ 21,450

Options Written outstanding:

	Number of			Notional		Expiration	Strike
Option Type	Contracts	Description	Counterparty	Amount		Date	Price	Value
Call	(205,169)	Custom Basket 1*	Deutsche Bank	$ (20,516,900	) (8)	5/05/15	$ 103.00	$ (125,153)
Call	(93,939)	Custom Basket 6**	Citigroup	(9,393,900	) (8)	4/13/15	103.00	(57,782)
Call	(231,975)	Custom Basket 7***	BNP Paribas	(23,197,500	) (8)	4/17/15	103.00	(3,781)
Call	(160)	NASDAQ 100® Index	N/A	(71,520,000	) (7)	4/17/15	4,470.00	(114,400)
Call	(400)	NASDAQ 100® Index	N/A	(178,600,000	) (7)	4/17/15	4,465.00	(322,000)
Call	(85)	NASDAQ 100® Index	N/A	(37,825,000	) (7)	4/17/15	4,450.00	(92,225)
Put	(40)	NASDAQ 100® Index	N/A	(17,000,000	) (7)	4/17/15	4,250.00	(87,518)
Call	(455)	S&P 500® Index	N/A	(95,550,000	) (7)	4/17/15	2,100.00	(368,550)
Put	(90)	S&P 500® Index	N/A	(18,450,000	) (7)	4/17/15	2,050.00	(124,916)
Call	(150)	S&P Midcap 400® Index	Citigroup	(23,339,250	) (7)	4/17/15	1,555.95	(46,837)
Call	(100)	SunEdison Inc.	N/A	(265,000	) (7)	4/17/15	26.50	(1,600)
Call	(100)	Tyson Foods Inc.	N/A	(420,000	) (7)	4/17/15	42.00	(750)
	(532,663)	Total Options Written (premiums received $4,228,255)		$ (496,077,550)				$ (1,345,512)

* The following table represents the individual common stock holdings comprising the Custom Basket 1 Options Written as of March 31, 2015.

Shares	Description	Value
20,000	58.com, Inc., ADR	$ (6,451)
16,000	Cognizant Technology Solutions Corp	(6,089)
80,000	Flextronics International Ltd.	(6,185)
110,000	iShares® MSCI Australia ETF	(15,339)
140,000	iShares® MSCI Hong Kong ETF	(18,728)
20,000	iShares® Russell 2000® ETF	(15,171)
36,000	JD.com Inc., ADR	(6,452)
16,000	Lululemon Athletica Inc.	(6,248)
40,000	New Oriental Education & Technology Group, ADR	(5,410)
24,000	Qunar Cayman Islands Ltd., ADR	(6,039)
20,000	SOHU.com, Inc.	(6,506)
22,000	SPDR® S&P® Retail ETF	(13,560)
38,000	Vipshop Holdings Ltd., ADR	(6,824)
26,000	WuXi PharmaTech (Cayman) Inc., ADR	(6,151)
		$ (125,153)

** The following table represents the individual common stock holdings comprising the Custom Basket 6 Options Written as of March 31, 2015.

Shares	Description	Value
40,000	Barrick Gold Corporation	$ (2,657)
30,000	Goldcorp Inc.	(3,432)
20,000	iShares® Core S&P Mid-Cap ETF	(18,349)
20,000	iShares® MSCI Hong Kong ETF	(2,633)
50,000	iShares® MSCI Japan ETF	(3,774)
90,000	Market Vectors® Gold Miners ETF	(9,915)
30,000	Newmont Mining Corporation	(4,137)
40,000	Pan American Silver Corporation	(2,170)
15,000	PowerShares NASDAQ Internet Portfolio	(6,500)
10,000	Randgold Resources Ltd., ADR	(4,215)
		$ (57,782)

*** The following table represents the individual common stock holdings comprising the Custom Basket 7 Options Written as of March 31, 2015.

Shares	Description	Value
10,000	Boeing Company	$ (248)
20,000	Deere & Company	(294)
40,000	iShares® Core S&P Mid-Cap ETF	(978)
40,000	iShares® Transportation Average ETF	(1,056)
20,000	J.B. Hunt Transport Services, Inc.	(282)
10,000	Kansas City Southern	(187)
20,000	Landstar System, Inc.	(223)
10,000	Union Pacific Corporation	(188)
20,000	United Parcel Service, Inc., Class B	(325)
		$ (3,781)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 697,298,427	$ 374,022	$ –	$ 697,672,449
Exchange-Traded Funds	37,729,800	–	–	37,729,800
Investments in Derivatives:
Options Purchased	21,450	–	–	21,450
Options Written	(1,111,959)	(233,553)	–	(1,345,512)
Total	$ 733,937,718	$ 140,469	$ –	$ 734,078,187

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $356,902,671.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation				$ 380,269,556
Depreciation				(1,769,978)

Net unrealized appreciation (depreciation) of investments				$ 378,499,578

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	For fair value measurement disclosure purposes, investment classified as Level 2.
(5)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(6)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by 100.
N/A	Option is exchange-traded and therefore the counterparty is not applicable.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen NASDAQ 100 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015